Construction contract expenses (Details Textual) - Construction Contracts [Member] - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2014
Construction Contract Expenses [Line Items]
Product Warranty Accrual	$ 0.3	$ 2.0
Allowance For Warrant Liability	$ 1.1